Accounts receivable	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of December 31, 2019 include unbilled revenue of $80,295 (2018 - $79,742) from the Company’s regulated utilities. Accounts receivable as of December 31, 2019 are presented net of allowance for doubtful accounts of $4,939 (2018 - $5,281).